Derivative Financial Instruments - Net Change in Net Unrealized Gains (Losses) to Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Net realized gains/(losses)	$ (3.6)	$ 3.8	$ (16.8)
Change in net unrealized gains/(losses)	$ 0.6	$ (7.3)	$ 6.0
Derivative gain (loss) statement of income or comprehensive income	Net realized and unrealized investment (losses) gains	Net realized and unrealized investment (losses) gains	Net realized and unrealized investment (losses) gains
Futures
Derivative [Line Items]
Net realized gains/(losses)	$ 0.0	$ 0.0	$ (20.3)
Change in net unrealized gains/(losses)	0.0	0.0	0.7
Interest rate contracts
Derivative [Line Items]
Net realized gains/(losses)	0.0	0.0	(20.3)
Change in net unrealized gains/(losses)	0.0	0.0	0.7
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(3.6)	3.8	3.5
Change in net unrealized gains/(losses)	0.6	(7.3)	5.3
Foreign exchange contracts
Derivative [Line Items]
Net realized gains/(losses)	(3.6)	3.8	3.5
Change in net unrealized gains/(losses)	$ 0.6	$ (7.3)	$ 5.3